Weighted Average Basic and Diluted Number of Common Shares Outstanding (Tables)	12 Months Ended
Dec. 31, 2022
Weighted average basic and diluted number of common shares outstanding [abstract]
Schedule of weighted average basic and diluted number of common shares outstanding
	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Basic weighted average number of shares	184,416,034	141,887,984
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	184,416,034	141,887,984